Finance income	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Finance income
11. Finance income

	2022 £m	2021 (1) £m	2020 (1) £m

Finance income arising from:

Financial assets measured at amortised cost	31	11	17

Financial assets measured at fair value through profit or loss	31	2	9

Net gains arising from the forward element of forward contracts in net investment hedge relationships	12	–	5

Other finance income	2	1	1

	76	14	32